FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Years Ended December 31, 2022 and 2021

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Financial Statements

Years Ended December 31, 2022 and 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of TFLIC Separate Account B

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of TFLIC Separate Account B indicated in the table below as of December 31, 2022, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of TFLIC Separate Account B as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

TA S&P 500 Index Initial Class (2)	Vanguard® International (1)
Vanguard® Balanced (1)	Vanguard® Mid-Cap Index (1)
Vanguard® Capital Growth (1)	Vanguard® Moderate Allocation (1)
Vanguard® Conservative Allocation (1)	Vanguard® Money Market (1)
Vanguard® Diversified Value (1)	Vanguard® Real Estate Index (1)
Vanguard® Equity Income (1)	Vanguard® Short-Term Investment Grade (1)
Vanguard® Equity Index (1)	Vanguard® Small Company Growth (1)
Vanguard® Global Bond Index (1)	Vanguard® Total Bond Market Index (1)
Vanguard® Growth (1)	Vanguard® Total International Stock Market Index (1)
Vanguard® High Yield Bond (1)	Vanguard® Total Stock Market Index (1)

(1)  Statements of operations and changes in net assets for the years ended December 31, 2022 and 2021

(2)  Statements of operations and changes in net assets for the period May 2, 2022 (commencement of operations) through December 31, 2022

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of TFLIC Separate Account B based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of TFLIC Separate Account B in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the custodian or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2023

We have served as the auditor of one or more of the subaccounts of TFLIC Separate Account B since 2014.

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA S&P 500 Index Initial Class	70,503.402	$1,130,548	$1,154,141	$-	$1,154,141	123,063	$9.378443	$9.378443
Vanguard® Balanced	6,400,567.988	146,534,530	139,020,337	3	139,020,340	1,011,389	137.454917	137.454917
Vanguard® Capital Growth	1,781,833.388	68,845,625	69,152,954	3	69,152,957	822,220	84.105160	84.105160
Vanguard® Conservative Allocation	1,277,600.504	32,938,665	29,065,411	(6)	29,065,405	863,704	33.652045	33.652045
Vanguard® Diversified Value	2,246,900.813	30,593,713	31,479,080	17	31,479,097	607,088	51.852605	51.852605
Vanguard® Equity Income	3,006,204.139	67,514,720	72,479,582	10	72,479,592	510,243	142.049111	142.049111
Vanguard® Equity Index	3,141,684.989	126,232,314	159,409,096	(10)	159,409,086	954,086	167.080475	167.080475
Vanguard® Global Bond Index	689,185.918	14,435,026	12,288,185	6	12,288,191	628,232	19.559941	19.559941
Vanguard® Growth	2,920,658.702	77,021,141	52,951,542	3	52,951,545	650,536	81.396843	81.396843
Vanguard® High Yield Bond	3,622,073.164	27,616,382	25,173,408	4	25,173,412	667,908	37.689964	37.689964
Vanguard® International	3,347,465.529	90,165,752	75,384,924	43	75,384,967	1,158,770	65.056032	65.056032
Vanguard® Mid-Cap Index	2,650,849.325	59,322,495	56,675,159	7	56,675,166	667,629	84.890164	84.890164
Vanguard® Moderate Allocation	1,246,603.300	36,100,963	33,221,978	(16)	33,221,962	825,223	40.258187	40.258187
Vanguard® Money Market	68,475,478.559	68,475,479	68,475,479	35	68,475,514	34,077,457	2.009408	2.009408
Vanguard® Real Estate Index	2,827,730.482	36,228,852	32,603,732	7	32,603,739	448,295	72.728274	72.728274
Vanguard® Short-Term Investment Grade	5,322,885.303	56,802,532	52,803,022	(5)	52,803,017	2,623,345	20.128126	20.128126
Vanguard® Small Company Growth	4,122,720.555	83,463,375	60,933,810	(8)	60,933,802	556,357	109.522875	109.522875
Vanguard® Total Bond Market Index	8,108,054.001	96,390,784	83,675,117	(31)	83,675,086	2,192,417	38.165688	38.165688
Vanguard® Total International Stock Market Index	955,902.149	20,568,603	18,209,936	15	18,209,951	830,626	21.923173	21.923173
Vanguard® Total Stock Market Index	3,103,811.071	122,278,752	131,291,208	(14)	131,291,194	2,234,107	58.766737	58.766737

See accompanying notes.	4

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA S&P 500 Index Initial Class Subaccount(1)	Vanguard® Balanced Subaccount	Vanguard® Capital Growth Subaccount	Vanguard® Conservative Allocation Subaccount

Net Assets as of December 31, 2020:	$-	$161,315,889	$70,461,635	$42,828,234

Investment Income:
Reinvested Dividends	-	3,038,003	751,506	617,380
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	454,240	215,414	111,957

Net Investment Income (Loss)	-	2,583,763	536,092	505,423

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	8,430,811	5,251,933	1,377,426
Realized Gain (Loss) on Investments	-	3,601,550	6,262,849	1,276,644

Net Realized Capital Gains (Losses) on Investments	-	12,032,361	11,514,782	2,654,070
Net Change in Unrealized Appreciation (Depreciation)	-	14,199,867	2,849,593	(860,619)

Net Gain (Loss) on Investment	-	26,232,228	14,364,375	1,793,451

Net Increase (Decrease) in Net Assets Resulting from Operations	-	28,815,991	14,900,467	2,298,874

Increase (Decrease) in Net Assets from Contract Transactions	-	(12,402,028)	(2,073,266)	(3,752,541)

Total Increase (Decrease) in Net Assets	-	16,413,963	12,827,201	(1,453,667)

Net Assets as of December 31, 2021:	$-	$177,729,852	$83,288,836	$41,374,567

Investment Income:
Reinvested Dividends	7,228	2,947,559	636,399	879,991
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,167	404,524	196,248	91,496

Net Investment Income (Loss)	6,061	2,543,035	440,151	788,495

Increase (Decrease) in Net Assets from Operations:

Capital Gain Distributions	7,804	14,764,813	6,876,377	1,545,565
Realized Gain (Loss) on Investments	(6,568)	165,596	1,446,417	(297,687)

Net Realized Capital Gains (Losses) on Investments	1,236	14,930,409	8,322,794	1,247,878
Net Change in Unrealized Appreciation (Depreciation)	23,593	(42,865,629)	(21,853,915)	(7,994,386)

Net Gain (Loss) on Investment	24,829	(27,935,220)	(13,531,121)	(6,746,508)

Net Increase (Decrease) in Net Assets Resulting from Operations	30,890	(25,392,185)	(13,090,970)	(5,958,013)

Increase (Decrease) in Net Assets from Contract Transactions	1,123,251	(13,317,327)	(1,044,909)	(6,351,149)

Total Increase (Decrease) in Net Assets	1,154,141	(38,709,512)	(14,135,879)	(12,309,162)

Net Assets as of December 31, 2022:	$1,154,141	$139,020,340	$69,152,957	$29,065,405

See Accompanying Notes.
(1) See Footnote 1	5

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Vanguard® Diversified Value Subaccount	Vanguard® Equity Income Subaccount	Vanguard® Equity Index Subaccount	Vanguard® Global Bond Index Subaccount

Net Assets as of December 31, 2020:	$27,458,843	$59,224,741	$164,570,918	$16,090,989

Investment Income:
Reinvested Dividends	359,203	1,278,646	2,273,959	287,379
Investment Expense:
Mortality and Expense Risk and Administrative Charges	88,630	176,299	492,803	43,529

Net Investment Income (Loss)	270,573	1,102,347	1,781,156	243,850

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	493,982	1,180,677	6,793,816	214,206
Realized Gain (Loss) on Investments	(154,074)	1,243,891	9,393,942	126,872

Net Realized Capital Gains (Losses) on Investments	339,908	2,424,568	16,187,758	341,078
Net Change in Unrealized Appreciation (Depreciation)	7,697,665	10,850,135	27,218,290	(926,642)

Net Gain (Loss) on Investment	8,037,573	13,274,703	43,406,048	(585,564)

Net Increase (Decrease) in Net Assets Resulting from Operations	8,308,146	14,377,050	45,187,204	(341,714)

Increase (Decrease) in Net Assets from Contract Transactions	1,312,772	(3,906,320)	(8,036,264)	242,537

Total Increase (Decrease) in Net Assets	9,620,918	10,470,730	37,150,940	(99,177)

Net Assets as of December 31, 2021:	$37,079,761	$69,695,471	$201,721,858	$15,991,812

Investment Income:
Reinvested Dividends	388,786	1,782,194	2,323,205	402,076
Investment Expense:
Mortality and Expense Risk and Administrative Charges	90,265	188,947	464,087	37,702

Net Investment Income (Loss)	298,521	1,593,247	1,859,118	364,374

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,075,843	7,576,854	7,768,236	148,496
Realized Gain (Loss) on Investments	12,738	990,070	7,134,273	(121,342)

Net Realized Capital Gains (Losses) on Investments	3,088,581	8,566,924	14,902,509	27,154
Net Change in Unrealized Appreciation (Depreciation)	(7,875,329)	(10,860,677)	(53,743,818)	(2,472,327)

Net Gain (Loss) on Investment	(4,786,748)	(2,293,753)	(38,841,309)	(2,445,173)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,488,227)	(700,506)	(36,982,191)	(2,080,799)

Increase (Decrease) in Net Assets from Contract Transactions	(1,112,437)	3,484,627	(5,330,581)	(1,622,822)

Total Increase (Decrease) in Net Assets	(5,600,664)	2,784,121	(42,312,772)	(3,703,621)

Net Assets as of December 31, 2022:	$31,479,097	$72,479,592	$159,409,086	$12,288,191

See Accompanying Notes.
(1) See Footnote 1	6

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Vanguard® Growth Subaccount	Vanguard® High Yield Bond Subaccount	Vanguard® International Subaccount	Vanguard® Mid-Cap Index Subaccount

Net Assets as of December 31, 2020:	$79,913,162	$33,837,296	$127,359,267	$61,393,811

Investment Income:
Reinvested Dividends	28,493	1,363,725	348,830	748,890
Investment Expense:
Mortality and Expense Risk and Administrative Charges	223,572	83,804	340,868	185,134

Net Investment Income (Loss)	(195,079)	1,279,921	7,962	563,756

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,488,274	-	8,771,067	4,469,324
Realized Gain (Loss) on Investments	6,213,400	297,668	9,901,954	2,408,705

Net Realized Capital Gains (Losses) on Investments	13,701,674	297,668	18,673,021	6,878,029
Net Change in Unrealized Appreciation (Depreciation)	(313,914)	(555,209)	(20,608,645)	7,058,163

Net Gain (Loss) on Investment	13,387,760	(257,541)	(1,935,624)	13,936,192

Net Increase (Decrease) in Net Assets Resulting from Operations	13,192,681	1,022,380	(1,927,662)	14,499,948

Increase (Decrease) in Net Assets from Contract Transactions	(8,302,749)	(4,079,398)	(9,103,184)	(2,943,417)

Total Increase (Decrease) in Net Assets	4,889,932	(3,057,018)	(11,030,846)	11,556,531

Net Assets as of December 31, 2021:	$84,803,094	$30,780,278	$116,328,421	$72,950,342

Investment Income:
Reinvested Dividends	-	1,297,959	1,134,858	684,333
Investment Expense:
Mortality and Expense Risk and Administrative Charges	168,323	69,608	226,601	163,049

Net Investment Income (Loss)	(168,323)	1,228,351	908,257	521,284

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	21,290,314	-	16,823,690	6,491,937
Realized Gain (Loss) on Investments	1,050,270	(371,686)	1,725,566	623,699

Net Realized Capital Gains (Losses) on Investments	22,340,584	(371,686)	18,549,256	7,115,636
Net Change in Unrealized Appreciation (Depreciation)	(49,962,274)	(3,660,829)	(54,279,762)	(21,288,819)

Net Gain (Loss) on Investment	(27,621,690)	(4,032,515)	(35,730,506)	(14,173,183)

Net Increase (Decrease) in Net Assets Resulting from Operations	(27,790,013)	(2,804,164)	(34,822,249)	(13,651,899)

Increase (Decrease) in Net Assets from Contract Transactions	(4,061,536)	(2,802,702)	(6,121,205)	(2,623,277)

Total Increase (Decrease) in Net Assets	(31,851,549)	(5,606,866)	(40,943,454)	(16,275,176)

Net Assets as of December 31, 2022:	$52,951,545	$25,173,412	$75,384,967	$56,675,166

See Accompanying Notes.
(1) See Footnote 1	7

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Vanguard® Moderate Allocation Subaccount	Vanguard® Money Market Subaccount	Vanguard® Real Estate Index Subaccount	Vanguard® Short-Term Investment Grade Subaccount

Net Assets as of December 31, 2020:	$40,879,962	$83,440,779	$33,938,164	$66,644,587

Investment Income:
Reinvested Dividends	620,343	7,792	771,844	1,342,354
Investment Expense:
Mortality and Expense Risk and Administrative Charges	112,626	210,009	106,117	172,040

Net Investment Income (Loss)	507,717	(202,217)	665,727	1,170,314

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,503,081	4,609	1,021,303	329,671
Realized Gain (Loss) on Investments	1,943,594	—	(22,463)	356,595

Net Realized Capital Gains (Losses) on Investments	3,446,675	4,609	998,840	686,266
Net Change in Unrealized Appreciation (Depreciation)	(89,454)	—	11,436,570	(2,327,402)

Net Gain (Loss) on Investment	3,357,221	4,609	12,435,410	(1,641,136)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,864,938	(197,608)	13,101,137	(470,822)

Increase (Decrease) in Net Assets from Contract Transactions	(3,889,028)	(19,533,183)	(882,491)	(4,773,302)

Total Increase (Decrease) in Net Assets	(24,090)	(19,730,791)	12,218,646	(5,244,124)

Net Assets as of December 31, 2021:	$40,855,872	$63,709,988	$46,156,810	$61,400,463

Investment Income:
Reinvested Dividends	863,579	1,023,799	717,749	941,602
Investment Expense:
Mortality and Expense Risk and Administrative Charges	95,963	181,904	101,549	150,057

Net Investment Income (Loss)	767,616	841,895	616,200	791,545

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,609,066	2,165	1,621,174	449,426
Realized Gain (Loss) on Investments	452	—	189,103	(337,506)

Net Realized Capital Gains (Losses) on Investments	1,609,518	2,165	1,810,277	111,920
Net Change in Unrealized Appreciation (Depreciation)	(9,035,895)	—	(14,542,439)	(4,516,930)

Net Gain (Loss) on Investment	(7,426,377)	2,165	(12,732,162)	(4,405,010)

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,658,761)	844,060	(12,115,962)	(3,613,465)

Increase (Decrease) in Net Assets from Contract Transactions	(975,149)	3,921,466	(1,437,109)	(4,983,981)

Total Increase (Decrease) in Net Assets	(7,633,910)	4,765,526	(13,553,071)	(8,597,446)

Net Assets as of December 31, 2022:	$33,221,962	$68,475,514	$32,603,739	$52,803,017

See Accompanying Notes.
(1) See Footnote 1	8

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Vanguard® Small Company Growth Subaccount	Vanguard® Total Bond Market Index Subaccount	Vanguard® Total International Stock Market Index Subaccount	Vanguard® Total Stock Market Index Subaccount

Net Assets as of December 31, 2020:	$78,873,988	$112,337,229	$15,510,428	$139,174,582

Investment Income:
Reinvested Dividends	329,467	2,217,733	311,476	1,851,578
Investment Expense:
Mortality and Expense Risk and Administrative Charges	234,375	285,858	51,777	418,244

Net Investment Income (Loss)	95,092	1,931,875	259,699	1,433,334

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,215,020	889,315	148,328	7,945,359
Realized Gain (Loss) on Investments	2,135,451	762,317	399,016	6,839,006

Net Realized Capital Gains (Losses) on Investments	6,350,471	1,651,632	547,344	14,784,365
Net Change in Unrealized Appreciation (Depreciation)	4,549,648	(5,851,761)	516,003	18,255,622

Net Gain (Loss) on Investment	10,900,119	(4,200,129)	1,063,347	33,039,987

Net Increase (Decrease) in Net Assets Resulting from Operations	10,995,211	(2,268,254)	1,323,046	34,473,321

Increase (Decrease) in Net Assets from Contract Transactions	(3,062,243)	(8,910,523)	6,144,801	(3,160,765)

Total Increase (Decrease) in Net Assets	7,932,968	(11,178,777)	7,467,847	31,312,556

Net Assets as of December 31, 2021:	$86,806,956	$101,158,452	$22,978,275	$170,487,138

Investment Income:
Reinvested Dividends	179,515	1,831,848	691,054	1,955,425
Investment Expense:
Mortality and Expense Risk and Administrative Charges	181,769	240,925	52,482	388,806

Net Investment Income (Loss)	(2,254)	1,590,923	638,572	1,566,619

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	19,249,709	650,011	723,409	10,474,441
Realized Gain (Loss) on Investments	193,935	(790,669)	139,310	3,413,239

Net Realized Capital Gains (Losses) on Investments	19,443,644	(140,658)	862,719	13,887,680
Net Change in Unrealized Appreciation (Depreciation)	(40,978,801)	(14,849,938)	(5,316,390)	(49,235,296)

Net Gain (Loss) on Investment	(21,535,157)	(14,990,596)	(4,453,671)	(35,347,616)

Net Increase (Decrease) in Net Assets Resulting from Operations	(21,537,411)	(13,399,673)	(3,815,099)	(33,780,997)

Increase (Decrease) in Net Assets from Contract Transactions	(4,335,743)	(4,083,693)	(953,225)	(5,414,947)

Total Increase (Decrease) in Net Assets	(25,873,154)	(17,483,366)	(4,768,324)	(39,195,944)

Net Assets as of December 31, 2022:	$60,933,802	$83,675,086	$18,209,951	$131,291,194

See Accompanying Notes.
(1) See Footnote 1	9

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Notes to Financial Statements

December 31, 2022

1. Organization

TFLIC Separate Account B (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Vanguard Variable Annuity Plan (NY).

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA S&P 500 Index Initial Class	Transamerica S&P 500 Index VP Initial Class
Vanguard® Variable Insurance Fund:	Vanguard® Variable Insurance Fund:
Vanguard® Balanced	Vanguard® Balanced Portfolio
Vanguard® Capital Growth	Vanguard® Capital Growth Portfolio
Vanguard® Conservative Allocation	Vanguard® Conservative Allocation Portfolio
Vanguard® Diversified Value	Vanguard® Diversified Value Portfolio
Vanguard® Equity Income	Vanguard® Equity Income Portfolio
Vanguard® Equity Index	Vanguard® Equity Index Portfolio
Vanguard® Global Bond Index	Vanguard® Global Bond Index Portfolio
Vanguard® Growth	Vanguard® Growth Portfolio
Vanguard® High Yield Bond	Vanguard® High Yield Bond Portfolio
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio
Vanguard® Moderate Allocation	Vanguard® Moderate Allocation Portfolio
Vanguard® Money Market	Vanguard® Money Market Portfolio
Vanguard® Real Estate Index	Vanguard® Real Estate Index Portfolio
Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio
Vanguard® Small Company Growth	Vanguard® Small Company Growth Portfolio
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio
Vanguard® Total International Stock Market Index	Vanguard® Total International Stock Market Index Portfolio
Vanguard® Total Stock Market Index	Vanguard® Total Stock Market Index Portfolio

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA S&P 500 Index Initial Class	May 2, 2022

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Notes to Financial Statements

December 31, 2022

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2022.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2022.

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Notes to Financial Statements

December 31, 2022

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales

TA S&P 500 Index Initial Class	$1,594,571	$457,455

Vanguard® Balanced	21,933,669	17,943,143

Vanguard® Capital Growth	9,987,188	3,715,561

Vanguard® Conservative Allocation	4,208,141	8,225,233

Vanguard® Diversified Value	8,122,616	5,860,692

Vanguard® Equity Income	18,844,946	6,190,227

Vanguard® Equity Index	16,863,668	12,566,881

Vanguard® Global Bond Index	1,386,575	2,496,531

Vanguard® Growth	23,731,677	6,671,220

Vanguard® High Yield Bond	3,902,884	5,477,233

Vanguard® International	20,584,226	8,973,480

Vanguard® Mid-Cap Index	10,143,245	5,753,292

Vanguard® Moderate Allocation	6,196,019	4,794,482

Vanguard® Money Market	31,950,309	27,184,802

Vanguard® Real Estate Index	4,310,481	3,510,214

Vanguard® Short-Term Investment Grade	5,782,730	9,525,708

Vanguard® Small Company Growth	21,567,052	6,655,348

Vanguard® Total Bond Market Index	6,839,851	8,682,609

Vanguard® Total International Stock Market Index	4,587,743	4,178,990

Vanguard® Total Stock Market Index	19,342,723	12,716,635

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA S&P 500 Index Initial Class	169,445	(46,382)	123,063	-	-	-

Vanguard® Balanced	29,948	(123,657)	(93,709)	39,646	(125,108)	(85,462)

Vanguard® Capital Growth	28,037	(40,513)	(12,476)	119,484	(140,735)	(21,251)

Vanguard® Conservative Allocation	50,657	(230,474)	(179,817)	114,073	(212,339)	(98,266)

Vanguard® Diversified Value	82,515	(106,669)	(24,154)	144,749	(121,734)	23,015

Vanguard® Equity Income	67,736	(43,580)	24,156	33,989	(64,182)	(30,193)

Vanguard® Equity Index	37,220	(67,724)	(30,504)	41,112	(86,325)	(45,213)

Vanguard® Global Bond Index	39,679	(119,787)	(80,108)	80,278	(69,669)	10,609

Vanguard® Growth	26,734	(68,561)	(41,827)	49,210	(123,748)	(74,538)

Vanguard® High Yield Bond	67,268	(137,576)	(70,308)	73,800	(174,703)	(100,903)

Vanguard® International	34,738	(122,133)	(87,395)	68,566	(162,079)	(93,513)

Vanguard® Mid-Cap Index	32,249	(60,358)	(28,109)	63,085	(93,516)	(30,431)

Vanguard® Moderate Allocation	88,341	(114,024)	(25,683)	108,492	(192,238)	(83,746)

Vanguard® Money Market	15,588,446	(13,608,819)	1,979,627	13,687,120	(23,521,352)	(9,834,232)

Vanguard® Real Estate Index	22,824	(41,028)	(18,204)	44,571	(57,693)	(13,122)

Vanguard® Short-Term Investment Grade	215,330	(460,175)	(244,845)	382,892	(605,402)	(222,510)

Vanguard® Small Company Growth	17,664	(51,368)	(33,704)	45,079	(65,729)	(20,650)

Vanguard® Total Bond Market Index	109,297	(210,976)	(101,679)	230,204	(433,231)	(203,027)

Vanguard® Total International Stock Market Index	135,872	(183,162)	(47,290)	336,687	(100,175)	236,512

Vanguard® Total Stock Market Index	109,045	(201,377)	(92,332)	210,105	(263,287)	(53,182)

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA S&P 500 Index Initial Class	$1,579,748	$(456,497)	$1,123,251	$-	$-	$-

Vanguard® Balanced	4,273,271	(17,590,598)	(13,317,327)	5,774,174	(18,176,202)	(12,402,028)

Vanguard® Capital Growth	2,517,127	(3,562,036)	(1,044,909)	11,220,980	(13,294,246)	(2,073,266)

Vanguard® Conservative Allocation	1,794,329	(8,145,478)	(6,351,149)	4,389,275	(8,141,816)	(3,752,541)

Vanguard® Diversified Value	4,689,422	(5,801,859)	(1,112,437)	7,712,586	(6,399,814)	1,312,772

Vanguard® Equity Income	9,555,395	(6,070,768)	3,484,627	4,410,921	(8,317,241)	(3,906,320)

Vanguard® Equity Index	6,880,180	(12,210,761)	(5,330,581)	7,562,264	(15,598,528)	(8,036,264)

Vanguard® Global Bond Index	841,364	(2,464,186)	(1,622,822)	1,823,560	(1,581,023)	242,537

Vanguard® Growth	2,486,263	(6,547,799)	(4,061,536)	5,757,690	(14,060,439)	(8,302,749)

Vanguard® High Yield Bond	2,622,079	(5,424,781)	(2,802,702)	3,033,826	(7,113,224)	(4,079,398)

Vanguard® International	2,680,194	(8,801,399)	(6,121,205)	6,840,595	(15,943,779)	(9,103,184)

Vanguard® Mid-Cap Index	3,009,929	(5,633,206)	(2,623,277)	5,984,947	(8,928,364)	(2,943,417)

Vanguard® Moderate Allocation	3,737,930	(4,713,079)	(975,149)	4,997,945	(8,886,973)	(3,889,028)

Vanguard® Money Market	30,987,576	(27,066,110)	3,921,466	27,201,316	(46,734,499)	(19,533,183)

Vanguard® Real Estate Index	2,003,126	(3,440,235)	(1,437,109)	3,670,191	(4,552,682)	(882,491)

Vanguard® Short-Term Investment Grade	4,430,918	(9,414,899)	(4,983,981)	8,256,389	(13,029,691)	(4,773,302)

Vanguard® Small Company Growth	2,190,148	(6,525,891)	(4,335,743)	6,418,399	(9,480,642)	(3,062,243)

Vanguard® Total Bond Market Index	4,413,855	(8,497,548)	(4,083,693)	10,191,621	(19,102,144)	(8,910,523)

Vanguard® Total International Stock Market Index	3,189,386	(4,142,611)	(953,225)	8,747,758	(2,602,957)	6,144,801

Vanguard® Total Stock Market Index	7,051,257	(12,466,204)	(5,414,947)	14,094,983	(17,255,748)	(3,160,765)

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Notes to Financial Statements

December 31, 2022

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA S&P 500 Index Initial Class
12/31/2022(1)	123,063	$9.38	to	$9.38	$1,154,141	1.11%	0.27%	to	0.27%	-%	to	-%
Vanguard® Balanced
12/31/2022	1,011,389	137.45	to	137.45	139,020,340	1.96	0.27	to	0.27	(14.53)	to	(14.53)
12/31/2021	1,105,098	160.83	to	160.83	177,729,852	1.80	0.27	to	0.27	18.70	to	18.70
12/31/2020	1,190,560	135.50	to	135.50	161,315,889	2.70	0.27	to	0.27	10.38	to	10.38
12/31/2019	1,283,143	122.75	to	122.75	157,509,426	2.74	0.27	to	0.27	22.15	to	22.15
12/31/2018	1,381,925	100.49	to	100.49	138,868,872	2.34	0.27	to	0.27	(3.68)	to	(3.68)
Vanguard® Capital Growth
12/31/2022	822,220	84.11	to	84.11	69,152,957	0.87	0.27	to	0.27	(15.71)	to	(15.71)
12/31/2021	834,696	99.78	to	99.78	83,288,836	0.94	0.27	to	0.27	21.21	to	21.21
12/31/2020	855,947	82.32	to	82.32	70,461,635	1.47	0.27	to	0.27	17.16	to	17.16
12/31/2019	937,628	70.27	to	70.27	65,882,775	1.12	0.27	to	0.27	26.16	to	26.16
12/31/2018	1,043,145	55.70	to	55.70	58,099,643	0.86	0.27	to	0.27	(1.45)	to	(1.45)
Vanguard® Conservative Allocation
12/31/2022	863,704	33.65	to	33.65	29,065,405	2.59	0.27	to	0.27	(15.13)	to	(15.13)
12/31/2021	1,043,521	39.65	to	39.65	41,374,567	1.49	0.27	to	0.27	5.70	to	5.70
12/31/2020	1,141,787	37.51	to	37.51	42,828,234	2.23	0.27	to	0.27	11.43	to	11.43
12/31/2019	983,001	33.66	to	33.66	33,090,415	2.18	0.27	to	0.27	15.52	to	15.52
12/31/2018	872,450	29.14	to	29.14	25,423,349	1.92	0.27	to	0.27	(3.25)	to	(3.25)
Vanguard® Diversified Value
12/31/2022	607,088	51.85	to	51.85	31,479,097	1.16	0.27	to	0.27	(11.73)	to	(11.73)
12/31/2021	631,242	58.74	to	58.74	37,079,761	1.09	0.27	to	0.27	30.11	to	30.11
12/31/2020	608,227	45.15	to	45.15	27,458,843	2.77	0.27	to	0.27	11.48	to	11.48
12/31/2019	658,887	40.50	to	40.50	26,683,327	2.89	0.27	to	0.27	25.36	to	25.36
12/31/2018	709,154	32.31	to	32.31	22,909,420	2.53	0.27	to	0.27	(9.37)	to	(9.37)
Vanguard® Equity Income
12/31/2022	510,243	142.05	to	142.05	72,479,592	2.54	0.27	to	0.27	(0.93)	to	(0.93)
12/31/2021	486,087	143.38	to	143.38	69,695,471	1.95	0.27	to	0.27	24.99	to	24.99
12/31/2020	516,280	114.71	to	114.71	59,224,741	2.91	0.27	to	0.27	2.97	to	2.97
12/31/2019	554,898	111.41	to	111.41	61,818,821	2.47	0.27	to	0.27	24.09	to	24.09
12/31/2018	598,281	89.78	to	89.78	53,711,326	2.33	0.27	to	0.27	(6.23)	to	(6.23)
Vanguard® Equity Index
12/31/2022	954,086	167.08	to	167.08	159,409,086	1.35	0.27	to	0.27	(18.45)	to	(18.45)
12/31/2021	984,590	204.88	to	204.88	201,721,858	1.24	0.27	to	0.27	28.20	to	28.20
12/31/2020	1,029,803	159.81	to	159.81	164,570,918	1.70	0.27	to	0.27	17.88	to	17.88
12/31/2019	1,051,977	135.57	to	135.57	142,612,219	1.90	0.27	to	0.27	30.95	to	30.95
12/31/2018	1,117,665	103.53	to	103.53	115,708,129	1.65	0.27	to	0.27	(4.77)	to	(4.77)
Vanguard® Global Bond Index
12/31/2022	628,232	19.56	to	19.56	12,288,191	2.87	0.27	to	0.27	(13.36)	to	(13.36)
12/31/2021	708,340	22.58	to	22.58	15,991,812	1.78	0.27	to	0.27	(2.10)	to	(2.10)
12/31/2020	697,731	23.06	to	23.06	16,090,989	1.49	0.27	to	0.27	6.38	to	6.38
12/31/2019	698,345	21.68	to	21.68	15,138,980	1.36	0.27	to	0.27	8.12	to	8.12
12/31/2018	577,751	20.05	to	20.05	11,584,106	0.12	0.27	to	0.27	0.50	to	0.50
Vanguard® Growth
12/31/2022	650,536	81.40	to	81.40	52,951,545	—	0.27	to	0.27	(33.54)	to	(33.54)
12/31/2021	692,363	122.48	to	122.48	84,803,094	0.03	0.27	to	0.27	17.54	to	17.54
12/31/2020	766,901	104.20	to	104.20	79,913,162	0.34	0.27	to	0.27	42.71	to	42.71
12/31/2019	751,607	73.02	to	73.02	54,880,825	0.39	0.27	to	0.27	33.46	to	33.46
12/31/2018	752,823	54.71	to	54.71	41,189,377	0.30	0.27	to	0.27	(0.08)	to	(0.08)

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Vanguard® High Yield Bond
12/31/2022	667,908	$37.69	to	$37.69	$25,173,412	5.02%	0.27%	to	0.27%	(9.61	) %	to	(9.61	) %
12/31/2021	738,216	41.70	to	41.70	30,780,278	4.40	0.27	to	0.27	3.40		to	3.40
12/31/2020	839,119	40.32	to	40.32	33,837,296	5.63	0.27	to	0.27	5.39		to	5.39
12/31/2019	983,002	38.26	to	38.26	37,613,151	5.69	0.27	to	0.27	15.36		to	15.36
12/31/2018	914,748	33.17	to	33.17	30,340,356	4.76	0.27	to	0.27	(3.00)		to	(3.00)
Vanguard® International
12/31/2022	1,158,770	65.06	to	65.06	75,384,967	1.35	0.27	to	0.27	(30.31)		to	(30.31)
12/31/2021	1,246,165	93.35	to	93.35	116,328,421	0.28	0.27	to	0.27	(1.81)		to	(1.81)
12/31/2020	1,339,678	95.07	to	95.07	127,359,267	1.22	0.27	to	0.27	57.16		to	57.16
12/31/2019	1,454,005	60.49	to	60.49	87,955,837	1.44	0.27	to	0.27	30.86		to	30.86
12/31/2018	1,555,312	46.23	to	46.23	71,895,174	0.78	0.27	to	0.27	(12.86)		to	(12.86)
Vanguard® Mid-Cap Index
12/31/2022	667,629	84.89	to	84.89	56,675,166	1.13	0.27	to	0.27	(19.04)		to	(19.04)
12/31/2021	695,738	104.85	to	104.85	72,950,342	1.09	0.27	to	0.27	24.02		to	24.02
12/31/2020	726,169	84.54	to	84.54	61,393,811	1.52	0.27	to	0.27	17.75		to	17.75
12/31/2019	810,378	71.80	to	71.80	58,184,134	1.47	0.27	to	0.27	30.52		to	30.52
12/31/2018	834,168	55.01	to	55.01	45,887,504	1.19	0.27	to	0.27	(9.58)		to	(9.58)
Vanguard® Moderate Allocation
12/31/2022	825,223	40.26	to	40.26	33,221,962	2.42	0.27	to	0.27	(16.15)		to	(16.15)
12/31/2021	850,906	48.01	to	48.01	40,855,872	1.49	0.27	to	0.27	9.78		to	9.78
12/31/2020	934,652	43.74	to	43.74	40,879,962	2.45	0.27	to	0.27	13.46		to	13.46
12/31/2019	1,094,906	38.55	to	38.55	42,206,586	2.05	0.27	to	0.27	19.21		to	19.21
12/31/2018	915,737	32.34	to	32.34	29,611,840	2.01	0.27	to	0.27	(5.20)		to	(5.20)
Vanguard® Money Market
12/31/2022	34,077,457	2.01	to	2.01	68,475,514	1.51	0.27	to	0.27	1.24		to	1.24
12/31/2021	32,097,830	1.98	to	1.98	63,709,988	0.01	0.27	to	0.27	(0.25)		to	(0.25)
12/31/2020	41,932,062	1.99	to	1.99	83,440,779	0.49	0.27	to	0.27	0.25		to	0.25
12/31/2019	41,804,321	1.99	to	1.99	82,982,371	2.24	0.27	to	0.27	1.99		to	1.99
12/31/2018	41,707,234	1.95	to	1.95	81,178,126	1.98	0.27	to	0.27	1.69		to	1.69
Vanguard® Real Estate Index
12/31/2022	448,295	72.73	to	72.73	32,603,739	1.91	0.27	to	0.27	(26.49)		to	(26.49)
12/31/2021	466,499	98.94	to	98.94	46,156,810	1.96	0.27	to	0.27	39.83		to	39.83
12/31/2020	479,621	70.76	to	70.76	33,938,164	2.64	0.27	to	0.27	(5.11)		to	(5.11)
12/31/2019	538,949	74.57	to	74.57	40,189,772	2.57	0.27	to	0.27	28.46		to	28.46
12/31/2018	537,273	58.05	to	58.05	31,188,796	3.12	0.27	to	0.27	(5.62)		to	(5.62)
Vanguard® Short-Term Investment Grade
12/31/2022	2,623,345	20.13	to	20.13	52,803,017	1.69	0.27	to	0.27	(5.98)		to	(5.98)
12/31/2021	2,868,190	21.41	to	21.41	61,400,463	2.11	0.27	to	0.27	(0.72)		to	(0.72)
12/31/2020	3,090,700	21.56	to	21.56	66,644,587	2.50	0.27	to	0.27	5.21		to	5.21
12/31/2019	3,082,584	20.50	to	20.50	63,177,960	2.68	0.27	to	0.27	5.41		to	5.41
12/31/2018	2,986,586	19.44	to	19.44	58,069,311	1.76	0.27	to	0.27	0.76		to	0.76
Vanguard® Small Company Growth
12/31/2022	556,357	109.52	to	109.52	60,933,802	0.27	0.27	to	0.27	(25.55)		to	(25.55)
12/31/2021	590,061	147.12	to	147.12	86,806,956	0.38	0.27	to	0.27	13.91		to	13.91
12/31/2020	610,711	129.15	to	129.15	78,873,988	0.67	0.27	to	0.27	22.85		to	22.85
12/31/2019	675,937	105.13	to	105.13	71,059,720	0.50	0.27	to	0.27	27.76		to	27.76
12/31/2018	744,706	82.28	to	82.28	61,276,710	0.39	0.27	to	0.27	(7.52)		to	(7.52)
Vanguard® Total Bond Market Index
12/31/2022	2,192,417	38.17	to	38.17	83,675,086	2.05	0.27	to	0.27	(13.45)		to	(13.45)
12/31/2021	2,294,096	44.10	to	44.10	101,158,452	2.09	0.27	to	0.27	(1.98)		to	(1.98)
12/31/2020	2,497,123	44.99	to	44.99	112,337,229	2.38	0.27	to	0.27	7.29		to	7.29
12/31/2019	2,476,127	41.93	to	41.93	103,822,898	2.54	0.27	to	0.27	8.38		to	8.38
12/31/2018	2,407,547	38.69	to	38.69	93,141,110	2.30	0.27	to	0.27	(0.41)		to	(0.41)

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Vanguard® Total International Stock Market Index
12/31/2022	830,626	$21.92	to	$21.92	$18,209,951	3.55%	0.27%	to	0.27%	(16.24	) %	to	(16.24	) %
12/31/2021	877,916	26.17	to	26.17	22,978,275	1.62	0.27	to	0.27	8.24		to	8.24
12/31/2020	641,404	24.18	to	24.18	15,510,428	2.18	0.27	to	0.27	10.88		to	10.88
12/31/2019	680,181	21.81	to	21.81	14,834,217	1.73	0.27	to	0.27	21.23		to	21.23
12/31/2018	567,065	17.99	to	17.99	10,201,690	0.51	0.27	to	0.27	(14.86)		to	(14.86)
Vanguard® Total Stock Market Index
12/31/2022	2,234,107	58.77	to	58.77	131,291,194	1.36	0.27	to	0.27	(19.81)		to	(19.81)
12/31/2021	2,326,439	73.28	to	73.28	170,487,138	1.19	0.27	to	0.27	25.30		to	25.30
12/31/2020	2,379,621	58.49	to	58.49	139,174,582	1.60	0.27	to	0.27	20.23		to	20.23
12/31/2019	2,482,505	48.65	to	48.65	120,762,656	1.55	0.27	to	0.27	30.40		to	30.40
12/31/2018	2,527,421	37.31	to	37.31	94,286,196	1.49	0.27	to	0.27	(5.60)		to	(5.60)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Notes to Financial Statements

December 31, 2022

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of 0.10% of the daily net assets value of each subaccount for administrative expenses. TFLIC also deducts an annual charge during the accumulation phase, not to exceed $25, proportionately from the subaccounts’ unit values. An annual charge of 0.17% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Notes to Financial Statements

December 31, 2022

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.